Land Use Rights (Details) - USD ($)	Mar. 31, 2019	Mar. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Land use rights, cost	$ 853,552	$ 914,011
Less: accumulated amortization	(79,178)	(66,506)
Land use rights, net	$ 774,374	$ 847,505